Equity - Equity-Based Incentive Compensation - Performance Awards (Details) - Performance awards - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Performance Award Activity
Unvested restricted units at the beginning of the period (in units)	917,000	1,189,000	637,382
Units granted (in units)		224,000	932,309
Units forfeited (in units)	(445,500)	(496,000)	(380,691)
Units canceled	(471,500)
Unvested restricted units at the end of the period (in units)	0	917,000	1,189,000
Expense recorded	$ 4.9	$ 5.3	$ 7.2
Vesting on July 1, 2018
Performance Award Activity
Units vested and issued (in units)	0
General and Administrative Expense
Performance Award Activity
Expense recorded	$ 3.1